As filed with the Securities and Exchange Commission on September 16, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  July 31, 2008

Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments at July 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 96.44%	Value
	Automobiles & Components - 0.77%
14,500	General Motors Corp.	$160,515
	Banks - 4.09%
23,900	Regions Financial Corp.	226,572
3,100	Wachovia Corp.	53,537
18,800	Wells Fargo & Co.	569,076
		849,185
	Capital Goods - 11.89%
11,300	3M Co.	795,407
6,900	Caterpillar, Inc.	479,688
22,100	General Electric Co.	625,209
6,000	Raytheon Co.	341,580
5,100	Rockwell Automation, Inc.	227,001
		2,468,885
	Diversified Financials - 13.46%
8,600	American Express Co.	319,232
13,700	Bank of America Corp.	450,730
16,400	Bank of New York Mellon Corp.	582,200
30,700	Citigroup, Inc.	573,783
400	The Goldman Sachs Group, Inc.	73,616
14,765	J.P. Morgan Chase & Co.	599,902
4,200	Merrill Lynch & Co., Inc.	111,930
2,100	Morgan Stanley	82,908
		2,794,301
	Energy - 11.96%
8,500	Chevron Corp.	718,760
7,600	ConocoPhillips	620,312
20,300	El Paso Corp.	363,979
6,800	Exxon Mobil Corp.	546,924
5,200	Halliburton Co.	233,064
		2,483,039
	Food & Staples Retailing - 3.81%
13,500	Wal-Mart Stores, Inc.	791,370
	Food, Beverages & Tobacco - 7.66%
13,650	Altria Group, Inc.	277,778
2,200	Anheuser-Busch Companies, Inc.	149,072
3,300	Campbell Soup Co.	120,054
2,500	HJ Heinz Co.	125,950
3,583	Kraft Foods, Inc. - Class A	114,011
13,650	Philip Morris International, Inc.	705,022
7,300	Sara Lee Corp.	99,718
		1,591,605
	Healthcare Equipment & Services - 1.28%
7,200	Cigna Corp.	266,544
	Insurance - 5.09%
11,500	The Allstate Corp.	531,530
7,800	American International Group, Inc.	203,190
5,100	The Hartford Financial Services Group, Inc.	323,289
		1,058,009
	Materials - 12.05%
17,600	Alcoa, Inc.	594,000
17,300	The Dow Chemical Co.	576,263
24,838	E. I. du Pont de Nemours and Co.	1,088,153
3,600	International Paper Co.	99,792
2,700	Weyerhaeuser Co.	144,342
		2,502,550
	Media - 0.34%
4,300	CBS Corp. - Class B	70,348
	Pharmaceuticals, Biotechnology & Life Sciences - 5.69%
4,400	Bristol-Myers Squibb Co.	92,928
1,800	Johnson & Johnson	123,246
2,000	Merck & Co., Inc.	65,800
48,200	Pfizer, Inc.	899,894
		1,181,868
	Retailing - 5.51%
43,800	The Home Depot, Inc.	1,043,754
2,200	Target Corp.	99,506
		1,143,260
	Technology Hardware & Equipment - 1.97%
3,200	International Business Machines Corp.	409,536
	Telecommunication Services - 3.63%
11,900	AT&T, Inc.	366,639
213	FairPoint Communications, Inc.	1,478
11,300	Verizon Communications, Inc.	384,652
		752,769
	Transportation - 5.74%
4,200	Burlington Northern Santa Fe Corp.	437,346
10,500	Norfolk Southern Corp.	755,160
		1,192,506
	Utilities - 1.50%
2,500	American Electric Power Co., Inc.	98,750
1,000	Entergy Corp.	106,920
3,000	Southern Co.	106,170
		311,840

	TOTAL COMMON STOCKS (Cost $23,609,333)	20,028,130

Shares	SHORT-TERM INVESTMENTS - 3.46%	Value
718,212	AIM STIT-STIC Prime Portfolio	718,212
	TOTAL SHORT-TERM INVESTMENTS (Cost $718,212)	718,212

	Total Investments in Securtites (Cost $24,327,545) - 99.90%	20,746,342
	Other Assets in Excess of Liabilities - 0.10%	20,167
	NET ASSETS - 100.00%	$20,766,509

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$24,397,100

Gross unrealized appreciation	$1,503,301
Gross unrealized depreciation	(5,154,059)
Net unrealized depreciation	$(3,650,758)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/ Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     9/9/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     9/9/2008

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     9/9/2008

* Print the name and title of each signing officer under his or her signature.